Consolidated Statements of Comprehensive (Loss)/Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Operating revenue
Brokerage income	¥ 982,124	$ 141,073	¥ 503,547	¥ 251,556
Other income	11,195	1,608	5,281	11,776
Total operating revenue	993,319	142,681	508,828	263,332
Operating costs and expenses
Cost of revenue	(629,531)	(90,426)	(316,397)	(164,750)
Other cost	(1,837)	(264)	(1,905)	(1,919)
Total operating costs	(631,368)	(90,690)	(318,302)	(166,669)
Selling expenses	(164,665)	(23,653)	(94,613)	(104,980)
General and administrative expenses	(161,816)	(23,243)	(46,177)	(41,877)
Research and development expenses	(33,831)	(4,860)	(24,944)	(50,107)
Total operating costs and expenses	(991,680)	(142,446)	(484,036)	(363,633)
Operating (loss)/profit	1,639	235	24,792	(100,301)
Other income/(expenses)
Interest income/(expenses)	(190)	(27)	(27,111)	655
Unrealized exchange income/(loss)	362	52	(354)	36
Investment income	718	103		811
Others, net	12,676	1,821	4,569	1,171
(Loss)/profit before income tax, and share of income of equity method investee	15,205	2,184	1,896	(97,628)
Income tax expense	(57)	(8)	(278)	(406)
Share of income/(loss) of equity method investee	(180)	(26)	1,310	989
Net (loss)/profit	14,968	2,150	2,928	(97,045)
Net profit/(loss) attributable to non-controlling interests	66	9	(224)	128
Net (loss)/profit attributable to Huize Holding Limited	14,902	2,141	3,152	(97,173)
Redeemable preferred shares redemption value accretion	(32,854)	(4,719)	(29,118)	(26,474)
Allocation to redeemable preferred shares	(7,431)	(1,067)	(1,558)	47,934
Net loss attributable to common shareholders	(25,383)	(3,645)	(27,524)	(75,713)
Net (loss)/profit	14,968	2,150	2,928	(97,045)
Foreign currency translation adjustment, net of tax	140	20	327	(37)
Comprehensive (loss)/income	15,108	2,170	3,255	(97,082)
Comprehensive (loss)/income attributable to non- controlling interests	87	12	(192)	67
Comprehensive (loss)/income attributable to Huize Holding Limited	¥ 15,021	$ 2,158	¥ 3,447	¥ (97,149)
Weighted average number of common shares used in computing net (loss)/profit per share
Basic and diluted	452,445,068	452,445,068	445,272,000	445,272,000
Net (loss)/profit per share attributable to common shareholders
Basic and diluted | (per share)	¥ (0.06)	$ (0.01)	¥ (0.06)	¥ (0.17)